Real Estate (Details Textual) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Nov. 05, 2013	Dec. 31, 2014 Property state		Dec. 31, 2013	Dec. 31, 2012	Dec. 17, 2014	Jun. 30, 2013	Jan. 24, 2014	Sep. 09, 2014	Feb. 28, 2013
Real Estate Properties [Line Items]
Number of Properties Under in Place Lease Related to Specified Percentage of Annualized Gross Base Rent		0
Real Estate (Additional Textual) [Abstract]
Number of properties		56
Number of states		19
Purchase price		$ 1,900,000,000		$ 851,300,000	$ 160,600,000
Aggregate purchase price of acquired properties	521,500,000	684,731,000		851,290,000	160,550,000
Payments to acquire equity method investment		68,424,000		1,440,000	0
Percentage of Acquisition Fees	2.50%	2.50%		2.50%
Percentage of Expenses Reimbursements		0.50%		0.50%
Total acquisition fees and expenses reimbursements paid	1,900,000
Tenant Reimbursements		37,982,000		14,311,000	3,357,000
Tenant security deposits		300,000		60,000
Tenant receivables		400,000		900,000
Other leasing costs, amortization expense in 2015		200,000
Other leasing costs, amortization expense in 2016		200,000
Other leasing costs, amortization expense in 2017		200,000
Other leasing costs, amortization expense in 2018		200,000
Other leasing costs, amortization expense in 2019		200,000
Proceeds from Sale of Real Estate Held-for-investment		10,141,000		0	0
Real Estate Investment Property, Net		1,805,333,000		1,132,617,000	309,444,000
Deferred Rent Credit		17,189,000		6,382,000
Number of rented properties serve as collateral		8
Gain from sale of depreciable operating property		3,104,000		0	0
Eagle Rock Executive Office Center
Real Estate (Additional Textual) [Abstract]
Proceeds from Sale of Real Estate Held-for-investment						10,950,000
Real Estate Investment Property, Net						7,100,000
Assets of Disposal Group, Including Discontinued Operation						6,700,000
Deferred Rent Credit						200,000
Deferred Costs, Leasing, Net						200,000
Gain from sale of depreciable operating property		3,104,000
Disposition fees payment		100,000
All Others
Real Estate (Additional Textual) [Abstract]
Percentage of Annualized Rent On Individual Basis (less than 5%)		5.00%
All others
Real Estate (Additional Textual) [Abstract]
Number of properties		17
Percentage of Annualized Rent On Individual Basis (less than 5%)		5.00%
Investment Grade Portfolio
Real Estate (Additional Textual) [Abstract]
Rental Income		100,000		9,600,000
Verizon
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				40,000,000
Rental Income		400,000		1,400,000
Fox Head
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				27,250,000
Rental Income		200,000		400,000
Farmers
Real Estate (Additional Textual) [Abstract]
Rental Income				20,000
Comcast
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				27,000,000
Business acquisition deferred maintenance costs				400,000
Atlanta Wildwood
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				28,000,000
Tenant Reimbursements				1,900,000
Intangibles
Real Estate (Additional Textual) [Abstract]
Lease Term		7 years 10 months 24 days		7 years 8 months 12 days
Amortization expense for in-place lease valuation		(2,500,000)		(900,000)
Absorption cost		46,000,000		35,300,000
Amortization Term		5 years		5 years
DigitalGlobe
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties		92,000,000
World Kitchen LLC | Will Partners
Real Estate (Additional Textual) [Abstract]
Remaining lease term							7 years
Lease Termination Fee								7,125,000
Restoration fee amount								500,000
Lease termination fee, financed amount								6,700,000
Unamortized In-Place Lease Valuation Write Off		3,400,000
Deferred Rent Write Off		300,000
Non Tenant Collections		800,000						800,000
Lease Termination Fee, Financed Amount, Gross		5,900,000						5,900,000
World Kitchen LLC | Will Partners | Key Bank Credit Facility
Real Estate (Additional Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage								5.50%
Debt Instrument, Term								5 years 6 months
Unaffiliated Parties
Real Estate (Additional Textual) [Abstract]
Number of real estate assets acquired		15		28
Unaffiliated Parties | Investment Grade Portfolio
Real Estate (Additional Textual) [Abstract]
Number of real estate assets acquired				18
Digital Realty Joint Venture
Real Estate (Additional Textual) [Abstract]
Equity method investment, ownership percentage		80.00%							80.00%
Payments to acquire equity method investment		68,424,000							68,400,000
Equity Method Investment, Summarized Financial Information, Noncurrent Assets		187,500,000							187,500,000
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities		102,000,000							102,000,000
Business Combination, Acquisition Related Costs		4,500,000
Tenant Improvement Reserves
Real Estate Properties [Line Items]
Restricted Cash Additions		27,725,000
Tenant Improvement Reserves | DigitalGlobe
Real Estate Properties [Line Items]
Restricted Cash Additions		20,300,000
Tenant Improvement Reserves | All Other Properties
Real Estate Properties [Line Items]
Restricted Cash Additions		4,600,000
Midland Mortgage Loan
Real Estate (Additional Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage		3.94%	[1]							3.94%
Number of rented properties serve as collateral		8
Off-Market Favorable Lease
Real Estate (Additional Textual) [Abstract]
Amortization expense, 2015		30,000
Amortization expense, 2016		30,000
Amortization expense, 2017		30,000
Amortization expense, 2018		30,000
Amortization expense, 2019		$ 30,000

[1]	The weighted average interest rate as of December 31, 2014 was approximately 3.3% for the Company's fixed-rate and variable-rate debt combined and 5.0% for the Company's fixed-rate debt only.